Federated International Bond Strategy Portfolio
A Portfolio of Federated Managed Pool Series

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2016
Effective August 9, 2016, Ruggero de'Rossi no longer serves as portfolio manager for Federated International Bond Strategy Portfolio. Please remove all references to Ruggero de'Rossi in the documents listed above.
August 10, 2016
Federated International Bond Strategy Portfolio
Federated Investors Funds
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or call 1-800-341-7400.
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Q453295 (8/16)
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